Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities:
Net income	$ 2,422,549	$ 311,809	$ 2,749,902	$ 5,262,779	$ 672,481	$ 6,027,651
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	1,188	153	1,188	2,380	304	1,387
Amortization of right-of-use assets-operating lease	140,688	18,108	152,412	302,870	38,701	304,824
(Recovery of) provision for credit losses	80,138	10,315	(117,016)	106,946	13,666	266,728
Deferred tax expense (benefit)	(12,788)	(1,646)	19,772	65,745	8,401	(17,326)
Change in operating assets and liabilities
Accounts receivable	(911,703)	(117,347)	(969,199)	(812,366)	(103,805)	2,256,528
Other receivables	(560,690)	(72,167)	(434,562)	(13,946)	(1,782)	(230,529)
Prepaid expenses	47,704	6,140	53,667	5,963	762	(53,667)
Long-term rental deposits	4,983	641	150
Deposits, noncurrent				150	19	19,345
Accrued expenses and other payables	458,629	59,032	497,477	222,322	28,411	134,579
Income tax payable	590,885	76,054	592,746	56,621	7,235	827,740
Amounts from related parties						26,012
Deferred revenue	(38,115)	(4,906)	(35,736)	26,065	3,331	21,430
Operating lease obligation	(140,688)	(18,108)	(152,412)	(302,870)	(38,701)	(304,824)
Net cash provided by operating activities	2,082,780	268,078	2,358,389	4,922,659	629,023	9,279,878
Cash flow from investing activities:
Purchase of computer equipment						(11,899)
Net cash used in investing activities						(11,899)
Cash flow from financing activities:
Deferred IPO costs	(643,791)	(82,863)	(3,883,579)	(5,845,071)	(746,888)	(3,936,449)
Dividend payments				(7,830,000)	(1,000,000)
Net cash used in financing activities	(643,791)	(82,863)	(3,883,579)	(13,675,071)	(1,746,888)	(3,936,449)
Effect of exchange rate change on cash and cash equivalents	(10,743)	(1,383)	23,026	(13,634)	(2,267)	12,562
Change in cash and cash equivalents	1,428,246	183,832	(1,502,164)	(8,766,046)	(1,120,132)	5,344,092
Cash and cash equivalents, beginning of the period	2,706,452	348,352	11,472,498	11,472,498	1,465,965	6,128,406
Cash and cash equivalents, end of the period	4,134,698	532,184	9,970,334	2,706,452	348,352	11,472,498
Supplemental cash flow information
Cash paid for income tax			298,898	1,409,045	180,049	51,432
Cash paid for interest expense
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities				529,700	67,686
Previously Reported
Cash flow from financing activities:
Cash and cash equivalents, beginning of the period	$ 2,706,452	$ 345,833	$ 11,472,498	11,472,498
Cash and cash equivalents, end of the period				$ 2,706,452	$ 345,833	$ 11,472,498